One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                 File No. 2-75526
                                       1940 Act File No. 811-3363


March 4, 1998



Filed via EDGAR (CIK #0000357059)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-75526
     DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, we hereby certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 45, the most recent post-effective amendment of Delaware Group Limited-Term Government Funds, Inc. Post-Effective Amendment No. 45 was filed electronically with the Commission on March 2, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David. P. O'Connor
David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel